NOTES PAYABLE – CONVERTIBLE – RELATED PARTY (Details Narrative) - USD ($)							1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	May 12, 2021	Feb. 12, 2021	Aug. 03, 2020	Jun. 05, 2020	Apr. 13, 2020	Jan. 16, 2020	Feb. 16, 2021	Jul. 21, 2020	Jul. 21, 2020	Jun. 26, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 17, 2021
Short-term Debt [Line Items]
Notes payable - convertible - related party											$ 1,689,746		$ 1,689,746		$ 1,025,000	$ 0
Proceeds from convertible debt													$ 579,741	$ 1,720,000	$ 1,620,000	$ 408,000
Common stock, par value per share											$ 0.001		$ 0.001		$ 0.001	$ 0.001
Accrued interest															$ 0	$ 11,244
Exercise price of warrants															$ 0.30
Amount of debt conversion																531,100
Interest expense															$ 5,041	7,675
Repayments of Convertible Debt													$ 35,000	348,000	348,000	104,704
Gain (Loss) on Extinguishment of Debt												$ 63,914	6,743,015	62,934	56,948
Price per share																	$ 0.275
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Accrued interest											0		0		760
Interest expense											88,244	$ 71,803	239,766	$ 314,582	64,093	51,015
Convertible Promissory Note With Michael V Barbera [Member]
Short-term Debt [Line Items]
Proceeds from convertible debt					$ 50,000	$ 50,000		$ 50,000
Common stock, par value per share					$ 0.001
Conversion price					$ 0.132
Debt discount contingent beneficial conversion feature					$ 100,000
Accrued interest								$ 2,826	$ 2,826	$ 2,440
Debt Conversion, Converted Instrument, Shares Issued								400,195		397,269
Debt Conversion, Converted Instrument, Warrants or Options Issued								400,195		397,269
Exercise price of warrants								$ 0.396	$ 0.396	$ 0.396
Convertible Promissory Note With Michael V Barbera [Member] | Minimum [Member]
Short-term Debt [Line Items]
Interest rate					10.00%
Convertible Promissory Note With Michael V Barbera [Member] | Maximum [Member]
Short-term Debt [Line Items]
Interest rate					12.00%
Demand Note Agreement With Michael V Barbera Two [Member]
Short-term Debt [Line Items]
Proceeds from convertible debt					$ 25,000				$ 25,000
Interest rate					12.00%
Common stock, par value per share					$ 0.001
Conversion price					$ 0.132
Debt discount contingent beneficial conversion feature					$ 25,000
Accrued interest								$ 809	$ 809
Debt Conversion, Converted Instrument, Shares Issued									195,522
Debt Conversion, Converted Instrument, Warrants or Options Issued									195,522
Exercise price of warrants								$ 0.396	$ 0.396
Debt Conversion, Converted Instrument, Rate				80.00%
Convertible Promissory Note With Ronald J Lo Ricco [Member]
Short-term Debt [Line Items]
Proceeds from convertible debt					$ 150,000
Interest rate					12.00%
Common stock, par value per share					$ 0.001
Conversion price					$ 0.132
Debt discount contingent beneficial conversion feature					$ 150,000					$ 150,000
Accrued interest										$ 3,542
Debt Conversion, Converted Instrument, Shares Issued										1,163,201
Debt Conversion, Converted Instrument, Warrants or Options Issued										1,163,201
Exercise price of warrants										$ 0.396
Debt Conversion, Converted Instrument, Rate				80.00%
Unsecured Convertible Promissory Note With Michael V Barbera [Member]
Short-term Debt [Line Items]
Proceeds from convertible debt			$ 25,000
Interest rate			18.00%
Common stock, par value per share			$ 0.001
Conversion price			$ 0.01
Amount of debt conversion			$ 500,000
Unsecured Convertible Promissory Note With Michael V Barbera [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Accrued interest							$ 2,518
Amount of debt conversion							$ 25,000
Secured Convertible Promissory Note Agreements With Related Party [Member]
Short-term Debt [Line Items]
Proceeds from convertible debt			$ 500,000
Interest rate			20.00%
Common stock, par value per share			$ 0.001
Conversion price			$ 0.01
Amount of debt conversion			$ 1,000,000
Debt maturity			Feb. 03, 2021
Secured Convertible Promissory Note Agreements With Related Party [Member] | Louis Demaio As Trustee [Member]
Short-term Debt [Line Items]
Debt principal amount			$ 750,000
Secured Convertible Promissory Note Agreements With Related Party [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Interest rate		20.00%
Accrued interest		$ 110,005
Debt Conversion, Converted Instrument, Rate		20.00%
Amount of debt conversion		$ 1,610,005
Debt maturity		May 12, 2021
Debt principal amount		$ 1,207,504
Convertible Notes Payable Related Party [Member]
Short-term Debt [Line Items]
Accrued interest											$ 134,292		$ 134,292		86,574	0
Interest expense															$ 93,736	$ 4,704
Convertible Promissory Note Investors [Member]
Short-term Debt [Line Items]
Interest rate	20.00%	20.00%	20.00%
Conversion price			$ 0.275
Debt Conversion, Converted Instrument, Warrants or Options Issued	7,500,000	15,000,000
Exercise price of warrants	$ 0.35
Amount of debt conversion			$ 1,000,000
Debt principal amount	$ 1,689,746	$ 1,610,005	$ 750,000
Debt Instrument, Term	9 months	3 months	6 months
Repayments of Convertible Debt	$ 1,610,005	$ 1,000,000
Accrued interest paid	$ 79,742	110,005
Extinguishment of Debt, Gain (Loss), Net of Tax		$ 3,686,136
Warrants term	5 years
Gain (Loss) on Extinguishment of Debt	$ 1,874,705